Interim Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2015	Jan. 31, 2015	Jan. 31, 2014
Current assets
Cash	$ 396,758	$ 1,943,235	$ 67,478
Accounts receivable,net	171,678	99,145	68,859
Advances receivable, net		0	50,000
Inventory, net	440,444	183,226	604,046
Prepaid expenses and deposits	608,232	383,651	70,666
Total current assets	1,617,112	2,609,257	861,049
Equipment, net	19,361	21,141	6,300
Intangible assets, net	57,324	44,156	39,877
Deferred financing fees	36,367	43,422	65,539
TOTAL ASSETS	1,730,164	2,717,976	972,765
Current liabilities
Accounts payable and accrued liabilities	275,111	299,887	639,099
Interest payable	166,388	62,650	0
Promissory notes payable	3,450	3,450	397,422
Current portion of convertible promissory notes		0	1,022,294
Derivative financial instruments		0	241,618
Total current liabilities	444,949	365,987	2,300,433
Deferred compensation	237,035	170,369	0
Convertible promissory notes	611,770	605,850	1,670
Derivative financial instruments	0	3,799,950	0
TOTAL LIABILITIES	1,293,754	4,942,156	2,302,103
STOCKHOLDERS' EQUITY (CAPITAL DEFICIT)
Common stock Authorized 450,000,000 common shares, par value $0.001 per share Issued and outstanding 42,510,061 common shares (January 31, 2015:40,415,485)	42,510	40,416	34,728
Common stock to be issued	15,000	15,000	7,500
Accumulated paid-in capital	29,512,862	25,044,330	4,874,095
Accumulated deficit	(29,127,717)	(27,317,681)	(6,239,416)
Accumulated other comprehensive income (loss)	(6,245)	(6,245)	(6,245)
Total stockholders' equity (capital deficit)	436,410	(2,224,180)	(1,329,338)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,730,164	$ 2,717,976	$ 972,765